Lease liability (Tables)	12 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Lease Liability	As of September 30, 2025, lease liability consists of:
	September 30, 2025	September 30, 2024
Current	358	471
Non-current	1,457	1,871
	1,815	2,342

Schedule of Lease

Information about leases for which the Company is a lessee is as follows:

	September 30, 2025	September 30, 2024
Interest on lease liabilities	279	348
Incremental borrowing rate at time of transition	14%	14%
Cash outflow for the lease	732	735

Schedule of Future Lease Payments	The Company’s future minimum lease payments for the years ended September 30, 2025, for the continued operations are as under:
Year	Amount
2026	761
2027	719
2028	735
2029	752
2030	189